UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

__________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

__________________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 34.7%
	CONSUMER DISCRETIONARY - 9.1%
31,570	Alloy, Inc.*	$238,827
73,644	dELiA*s, Inc.*	117,094
14,200	H&R Block, Inc.	228,336
		584,257

	ENERGY - 4.4%
6,500	BP PLC - ADR	279,175

	FINANCIALS - 1.2%
2,000	CIT Group, Inc.*	73,580

	HEALTH CARE - 3.2%
34,100	Boston Scientific Corp.*	206,305

	INDUSTRIALS - 1.8%
65,000	CareView Communications, Inc.*	115,700

	INFORMATION TECHNOLOGY - 13.2%
6,100	Cisco Systems, Inc.*	141,276
5,400	eBay, Inc.*	115,614
5,500	EMC Corp.*	102,410
1,500	Intel Corp.	32,130
6,100	Microsoft Corp.	157,380
38,900	PNI Digital Media, Inc.*	62,240
16,000	Telecity Group PLC*	88,620
15,200	Xerox Corp.	141,512
		841,182

	TELECOMMUNICATIONS - 1.8%
4,200	Verizon Communications, Inc.	115,584

	TOTAL COMMON STOCKS
	(Cost $2,359,685)	2,215,783

Number of
Contracts		Value
	OPTIONS - 0.5%
424	Kraft Foods, Inc., Exercise Price: $35	13,992
	Expiration Date: January, 2011
82	Nordstrom, Inc., Exercise Price $44	6,970
	Expiration Date: July, 2010
67	ProShares UltraShort 20+ Year Treasury, Exercise Price $46	7,102
	Expiration Date: September, 2010
	TOTAL OPTIONS	28,064
	(Cost $31,748)

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 43.0%
$2,747,833	UMB Money Market Fiduciary, 0.03%†	$2,747,833

	TOTAL SHORT TERM INVESTMENTS
	(Cost $2,747,833)	2,747,833

	TOTAL INVESTMENTS - 78.2%
	(Cost $5,139,266)	4,991,680
	Other assets less liabilities - 21.8%	1,391,332
	TOTAL NET ASSETS - 100%	$6,383,012

Number
of Shares		Value
	SECURITIES SOLD SHORT - 23.7%
	COMMON STOCKS - 14.8%
	CONSUMER DISCRETIONARY - 8.8%
2,300	AnnTaylor Stores Corp.*	$49,795
300	Apollo Group, Inc. - Class A*	15,948
600	Career Education Corp.*	16,800
1,100	Corinthian Colleges, Inc.*	14,729
300	DeVry, Inc.	17,247
2,100	Gildan Activewear, Inc.*	60,732
1,300	Guess?, Inc.	49,387
1,400	Harley-Davidson, Inc.	42,294
2,200	Maidenform Brands, Inc.*	50,908
1,500	Marriott International, Inc.	50,175
300	Polo Ralph Lauren Corp.	26,058
12,200	Quiksilver, Inc.*	56,852
1,100	Starwood Hotels & Resorts Worldwide, Inc.	50,875
600	Whirlpool Corp.	62,664
		564,464

	CONSUMER STAPLES - 0.9%
1,000	Estee Lauder Cos., Inc.	58,270

	ENERGY - 2.2%
2,300	Exxon Mobil Corp.	139,058

	HEALTH CARE - 0.8%
3,600	Align Technology, Inc.*	53,712

	INDUSTRIALS - 1.8%
900	Cummins, Inc.	61,182
1,100	Emerson Electric Co.	51,084
		112,266

	INFORMATION TECHNOLOGY - 0.3%
300	VMware, Inc.*	19,863

	TOTAL COMMON STOCKS
	(Cost $940,340)	947,633

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS - 8.9%
650	CurrencyShares British Pound Sterling Trust	$93,613
3,200	iShares Russell 2000 Index Fund	212,000
3,600	Powershares QQQ	164,232
700	SPDR S&P MidCap 400 ETF Trust	97,083
	TOTAL EXCHANGE TRADED FUNDS	566,928
	(Cost $558,225)

	TOTAL SECURITIES SOLD SHORT
	(Cost $1,498,565)	$1,514,561

ADR	American Depository Receipt
*	Non-income producing security
†	The rate quoted is the anualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
Sector Representation as a % of net assets - (Unaudited)

Sector Breakdown	% of Net Assets
Consumer Discretionary	9.1%
Energy	4.4%
Financials	1.2%
Health Care	3.2%
Industrials	1.8%
Information Technology	13.2%
Telecommunication Services	1.8%
Options	0.5%
Short Term Investment	43.0%
Total Investments	78.2%
Other Assets Less Liabilities	21.8%
Net Assets	100.0%

See accompanying Notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS – Unaudited
May 31, 2010

Note 1 – Organization
Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term growth of capital.  The Fund commenced investment operations on March 1, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

Short Sales – The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Options – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Tax Information:
At May 31, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$5,212,585

Proceeds from securities sold short	$(1,489,044)

Unrealized appreciation	$33,959
Unrealized (depreciation)	(280,381)
Net unrealized appreciation/(depreciation) on investments and securities sold short	$ (246,422)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Long Securities - Common Stocks^	$ 2,215,783	$ -	$ -	$ 2,215,783
Options	28,064	-	-	28,064
Short-Term Investments	2,747,833	-	-	2,747,833
Total	$ 4,991,680	$ -	$ -	$ 4,991,680

Securities Sold Short - Common Stocks^	$ 947,633	$ -	$ -	$ 947,633
Exchange Traded Funds	566,928	-	-	566,928
Total	$ 1,514,561	$ -	$ -	$ 1,514,561

^All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Thesis Flexible Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	7/13/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	7/13/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	7/13/10

* Print the name and title of each signing officer under his or her signature.